Income Tax Expense (Details) - Schedule of income before income tax - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	¥ 93,765,444	¥ 162,701,566	¥ 721,012,178
Cayman Islands [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(189,507)	(2,847,746)	(4,424,505)
BVI [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(247)	(22,126)	45,003
Hong Kong entities [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(11,202,740)	3,424,910	2,014,052
PRC entities [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	¥ 105,157,938	¥ 162,146,528	¥ 723,377,628